American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
July 31, 2023

Global Bond Fund - Schedule of Investments
JULY 31, 2023 (UNAUDITED)

		Principal Amount ($)/Shares	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 35.3%
Australia — 0.9%
Australia Government Bond, 2.75%, 4/21/24	AUD	3,192,000	2,123,129
Australia Government Bond, 1.50%, 6/21/31	AUD	6,500,000	3,634,771
Australia Government Bond, 1.75%, 6/21/51	AUD	8,600,000	3,335,788
New South Wales Treasury Corp., 1.50%, 2/20/32	AUD	5,800,000	3,045,506
New South Wales Treasury Corp., 2.00%, 3/8/33	AUD	6,000,000	3,185,044
Treasury Corp. of Victoria, 4.25%, 12/20/32	AUD	3,600,000	2,328,625
Treasury Corp. of Victoria, 2.25%, 9/15/33	AUD	6,900,000	3,695,320
			21,348,183
Austria — 0.6%
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	4,192,000	4,298,184
Republic of Austria Government Bond, 0.90%, 2/20/32(1)	EUR	5,450,000	5,039,389
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	3,939,000	4,769,429
Republic of Austria Government Bond, 0.00%, 10/20/40(1)(2)	EUR	3,000,000	1,919,249
			16,026,251
Belgium — 0.7%
Kingdom of Belgium Government Bond, 0.80%, 6/22/28(1)	EUR	2,000,000	1,995,590
Kingdom of Belgium Government Bond, 0.10%, 6/22/30(1)	EUR	5,000,000	4,551,327
Kingdom of Belgium Government Bond, 0.35%, 6/22/32(1)	EUR	3,000,000	2,614,819
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	3,716,000	4,543,714
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	5,586,000	4,319,700
			18,025,150
Canada — 4.1%
Canada Housing Trust No. 1, 3.10%, 6/15/28(1)	CAD	30,000,000	21,704,698
Canadian Government Bond, 3.00%, 11/1/24	CAD	4,000,000	2,959,603
Canadian Government Bond, 3.75%, 2/1/25	CAD	17,000,000	12,674,227
Canadian Government Bond, 3.75%, 5/1/25	CAD	8,500,000	6,334,278
Canadian Government Bond, 3.50%, 8/1/25	CAD	10,000,000	7,415,918
Canadian Government Bond, 3.50%, 3/1/28	CAD	22,200,000	16,557,279
Canadian Government Bond, 2.25%, 6/1/29	CAD	1,750,000	1,232,704
Canadian Government Bond, 1.50%, 6/1/31	CAD	3,500,000	2,280,249
Canadian Government Bond, 2.00%, 6/1/32	CAD	1,000,000	670,307
Canadian Government Bond, 2.75%, 12/1/48	CAD	3,250,000	2,217,512
Canadian Government Bond, 2.00%, 12/1/51	CAD	2,180,000	1,254,453
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	10,911,000	7,972,191
Province of Quebec Canada, 3.00%, 9/1/23	CAD	3,058,000	2,314,980
Province of Quebec Canada, 5.75%, 12/1/36	CAD	12,032,000	10,445,982
Province of Quebec Canada, 3.50%, 12/1/48	CAD	7,300,000	4,862,127
			100,896,508
China — 4.2%
China Government Bond, 2.64%, 1/15/28	CNY	702,000,000	98,987,189
China Government Bond, 3.81%, 9/14/50	CNY	36,000,000	5,758,913
			104,746,102
Czech Republic — 0.2%
Czech Republic Government Bond, 0.25%, 2/10/27	CZK	138,700,000	5,513,186
Denmark — 0.2%
Denmark Government Bond, 0.50%, 11/15/29	DKK	35,000,000	4,532,963
Finland — 0.8%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	5,169,000	5,765,557

Finland Government Bond, 1.50%, 9/15/32(1)	EUR	2,650,000	2,572,031
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	11,000,000	8,288,115
Finland Government Bond, 2.75%, 4/15/38(1)	EUR	1,207,000	1,251,544
Finland Government Bond, 1.375%, 4/15/47(1)	EUR	3,045,000	2,395,983
			20,273,230
France — 3.3%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	2,539,000	2,734,759
French Republic Government Bond OAT, 0.75%, 11/25/28	EUR	17,000,000	16,776,220
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	42,980	53,724
French Republic Government Bond OAT, 0.00%, 11/25/29(2)	EUR	21,650,000	19,943,573
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	3,845,000	4,140,842
French Republic Government Bond OAT, 0.00%, 5/25/32(2)	EUR	25,500,000	21,733,110
French Republic Government Bond OAT, 5.75%, 10/25/32	EUR	2,675,000	3,594,185
French Republic Government Bond OAT, 2.00%, 11/25/32	EUR	5,100,000	5,171,703
French Republic Government Bond OAT, 1.25%, 5/25/38	EUR	4,621,000	3,876,786
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	3,433,000	3,712,242
French Republic Government Bond OAT, 0.75%, 5/25/52	EUR	2,000,000	1,153,882
			82,891,026
Germany — 2.6%
Bundesobligation, 0.00%, 4/10/26(2)	EUR	5,000,000	5,100,032
Bundesobligation, 0.00%, 4/16/27(2)	EUR	11,500,000	11,483,449
Bundesobligation, 1.30%, 10/15/27	EUR	8,000,000	8,349,985
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/30(2)	EUR	750,000	704,536
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/32(2)	EUR	10,500,000	9,420,842
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32	EUR	8,100,000	8,379,451
Bundesrepublik Deutschland Bundesanleihe, 2.30%, 2/15/33	EUR	2,400,000	2,604,796
Bundesrepublik Deutschland Bundesanleihe, 1.00%, 5/15/38	EUR	16,950,000	14,976,207
Bundesrepublik Deutschland Bundesanleihe, 1.25%, 8/15/48	EUR	1,200,000	1,010,418
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	3,600,000	2,035,798
			64,065,514
Indonesia — 0.5%
Indonesia Government International Bond, 3.50%, 2/14/50		2,800,000	2,159,993
Indonesia Treasury Bond, 6.375%, 4/15/32	IDR	134,000,000,000	8,915,883
			11,075,876
Ireland — 0.8%
Ireland Government Bond, 3.40%, 3/18/24	EUR	6,186,000	6,806,181
Ireland Government Bond, 1.10%, 5/15/29	EUR	3,850,000	3,854,496
Ireland Government Bond, 0.20%, 10/18/30	EUR	1,500,000	1,368,688
Ireland Government Bond, 0.40%, 5/15/35	EUR	8,650,000	7,074,623
Ireland Government Bond, 0.55%, 4/22/41	EUR	1,500,000	1,055,095
Ireland Government Bond, 1.50%, 5/15/50	EUR	320,000	242,458
			20,401,541
Israel — 0.2%
Israel Government Bond - Fixed, 1.30%, 4/30/32	ILS	27,000,000	6,017,013
Italy — 2.2%
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	4,964,000	5,273,152
Italy Buoni Poliennali Del Tesoro, 0.00%, 4/1/26(2)	EUR	9,650,000	9,660,618
Italy Buoni Poliennali Del Tesoro, 1.60%, 6/1/26	EUR	3,000,000	3,127,570
Italy Buoni Poliennali Del Tesoro, 0.25%, 3/15/28	EUR	14,100,000	13,332,314
Italy Buoni Poliennali Del Tesoro, 3.40%, 4/1/28	EUR	2,300,000	2,508,346
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	3,550,000	3,360,015
Italy Buoni Poliennali Del Tesoro, 0.60%, 8/1/31(1)	EUR	1,000,000	857,548
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/32	EUR	6,500,000	6,355,988
Italy Buoni Poliennali Del Tesoro, 1.80%, 3/1/41(1)	EUR	1,500,000	1,148,062

Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	8,675,664
Italy Buoni Poliennali Del Tesoro, 1.70%, 9/1/51(1)	EUR	500,000	324,414
			54,623,691
Japan — 3.3%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	231,950,000	1,950,121
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,234,500,000	9,914,819
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	1,673,400,000	12,023,962
Japan Government Thirty Year Bond, 0.40%, 3/20/50	JPY	700,000,000	3,826,004
Japan Government Thirty Year Bond, 0.70%, 9/20/51	JPY	1,350,000,000	7,894,168
Japan Government Thirty Year Bond, 0.70%, 12/20/51	JPY	1,790,000,000	10,452,053
Japan Government Thirty Year Bond, 1.00%, 3/20/52	JPY	297,300,000	1,878,102
Japan Government Thirty Year Bond, 1.30%, 6/20/52	JPY	380,000,000	2,585,218
Japan Government Thirty Year Bond, 1.60%, 12/20/52	JPY	300,000,000	2,189,785
Japan Government Thirty Year Bond, 1.40%, 3/20/53	JPY	657,000,000	4,568,151
Japan Government Twenty Year Bond, 0.60%, 9/20/37	JPY	1,222,000,000	8,251,204
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	1,078,800,000	6,753,173
Japan Government Twenty Year Bond, 0.50%, 12/20/41	JPY	831,000,000	5,228,204
Japan Government Twenty Year Bond, 1.10%, 9/20/42	JPY	835,000,000	5,796,102
			83,311,066
Malaysia — 0.2%
Malaysia Government Bond, 4.70%, 10/15/42	MYR	20,900,000	4,986,803
Mexico — 0.5%
Mexican Bonos, 7.75%, 5/29/31	MXN	158,230,000	8,876,849
Mexico Government International Bond, 4.15%, 3/28/27		2,518,000	2,465,524
Mexico Government International Bond, 6.35%, 2/9/35		1,828,000	1,923,192
			13,265,565
Netherlands — 1.1%
Netherlands Government Bond, 0.00%, 1/15/26(1)(2)	EUR	2,500,000	2,555,462
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,389,000	7,574,667
Netherlands Government Bond, 0.75%, 7/15/28(1)	EUR	5,500,000	5,492,256
Netherlands Government Bond, 0.00%, 7/15/31(1)(2)	EUR	9,000,000	7,996,652
Netherlands Government Bond, 0.50%, 7/15/32(1)	EUR	800,000	723,938
Netherlands Government Bond, 0.00%, 1/15/38(1)(2)	EUR	600,000	435,831
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	2,080,000	2,263,703
			27,042,509
New Zealand — 3.3%
New Zealand Government Bond, 0.50%, 5/15/24	NZD	36,479,000	21,767,763
New Zealand Government Bond, 2.75%, 4/15/25	NZD	38,830,000	23,100,389
New Zealand Government Bond, 0.50%, 5/15/26	NZD	14,200,000	7,813,069
New Zealand Government Bond, 0.25%, 5/15/28	NZD	18,830,000	9,498,048
New Zealand Government Bond, 1.50%, 5/15/31	NZD	2,750,000	1,361,079
New Zealand Government Bond, 3.50%, 4/14/33	NZD	33,996,000	19,181,365
			82,721,713
Norway†
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	2,800,000	255,377
Peru — 0.1%
Peruvian Government International Bond, 3.00%, 1/15/34		1,425,000	1,174,379
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		1,400,000	1,559,233
Poland — 0.1%
Republic of Poland Government Bond, 1.75%, 4/25/32	PLN	16,300,000	3,060,078
Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	1,550,000	1,832,792
Romania — 0.1%
Romanian Government International Bond, 6.00%, 5/25/34(1)		2,000,000	2,006,880

Saudi Arabia — 0.2%
Saudi Government International Bond, 4.75%, 1/18/28(1)		3,175,000	3,157,528
Saudi Government International Bond, 5.50%, 10/25/32(1)		2,490,000	2,619,440
			5,776,968
Singapore — 0.1%
Singapore Government Bond, 2.875%, 7/1/29	SGD	4,240,000	3,169,438
Spain — 1.3%
Spain Government Bond, 0.00%, 1/31/28(2)	EUR	7,660,000	7,308,543
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	1,263,000	1,516,995
Spain Government Bond, 0.10%, 4/30/31(1)	EUR	11,750,000	10,131,041
Spain Government Bond, 3.15%, 4/30/33(1)	EUR	5,560,000	5,964,882
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	2,200,000	2,014,577
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	7,100,000	6,324,528
			33,260,566
Sweden — 0.2%
Sweden Government Bond, 1.75%, 11/11/33	SEK	29,000,000	2,571,277
Sweden Government Bond, 3.50%, 3/30/39	SEK	15,600,000	1,645,226
			4,216,503
Switzerland — 0.5%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	5,902,000	6,799,700
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	2,534,000	3,440,111
Swiss Confederation Government Bond, 0.00%, 7/24/39(2)	CHF	2,500,000	2,456,491
			12,696,302
Thailand — 0.3%
Thailand Government Bond, 1.59%, 12/17/35	THB	306,000,000	7,907,810
United Kingdom — 2.5%
United Kingdom Gilt, 1.25%, 7/22/27	GBP	3,000,000	3,394,934
United Kingdom Gilt, 4.25%, 12/7/27	GBP	3,000,000	3,800,411
United Kingdom Gilt, 0.25%, 7/31/31	GBP	10,300,000	9,668,510
United Kingdom Gilt, 1.00%, 1/31/32	GBP	9,500,000	9,377,338
United Kingdom Gilt, 3.25%, 1/31/33	GBP	11,340,000	13,377,338
United Kingdom Gilt, 1.75%, 9/7/37	GBP	12,500,000	11,554,661
United Kingdom Gilt, 4.50%, 12/7/42	GBP	954,000	1,226,185
United Kingdom Gilt, 4.25%, 12/7/49	GBP	3,720,000	4,606,140
United Kingdom Gilt, 4.25%, 12/7/55	GBP	3,780,000	4,733,811
			61,739,328
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $984,364,874)			880,419,544
CORPORATE BONDS — 22.2%
Aerospace and Defense — 0.3%
Boeing Co., 5.81%, 5/1/50		1,060,000	1,067,208
Northrop Grumman Corp., 5.15%, 5/1/40		705,000	689,828
RTX Corp., 4.125%, 11/16/28		2,880,000	2,767,296
RTX Corp., 5.375%, 2/27/53		850,000	854,596
TransDigm, Inc., 6.75%, 8/15/28(1)		2,667,000	2,678,292
			8,057,220
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31		1,016,000	796,149
Automobiles — 0.6%
American Honda Finance Corp., 5.00%, 5/23/25		1,100,000	1,094,631
Ford Motor Credit Co. LLC, 3.375%, 11/13/25		2,230,000	2,087,007
Ford Motor Credit Co. LLC, 6.80%, 5/12/28		4,380,000	4,424,365
General Motors Financial Co., Inc., 2.75%, 6/20/25		3,618,000	3,431,757
Mercedes-Benz Finance North America LLC, 5.05%, 8/3/33(1)(3)		200,000	199,116
Toyota Motor Corp., 5.12%, 7/13/33		770,000	788,562

Toyota Motor Credit Corp., 4.55%, 5/17/30		1,870,000	1,832,416
Volkswagen Financial Services NV, 1.125%, 9/18/23	GBP	1,500,000	1,913,561
			15,771,415
Banks — 7.1%
Abanca Corp. Bancaria SA, 0.75%, 5/28/29	EUR	600,000	564,979
Banco Santander SA, VRN, 1.72%, 9/14/27		1,400,000	1,230,017
Banco Santander SA, VRN, 2.25%, 10/4/32	GBP	1,200,000	1,256,439
Bank of America Corp., 2.30%, 7/25/25	GBP	800,000	956,094
Bank of America Corp., VRN, 2.09%, 6/14/29		1,315,000	1,129,197
Bank of America Corp., VRN, 2.88%, 10/22/30		5,777,000	5,004,917
Bank of America Corp., VRN, 2.57%, 10/20/32		810,000	657,788
Bank of America Corp., VRN, 4.57%, 4/27/33		585,000	550,195
Banque Federative du Credit Mutuel SA, 5.00%, 1/19/26	GBP	1,500,000	1,874,124
Banque Federative du Credit Mutuel SA, 0.25%, 7/19/28	EUR	4,100,000	3,726,966
Barclays PLC, 3.25%, 2/12/27	GBP	600,000	694,763
Barclays PLC, VRN, 1.375%, 1/24/26	EUR	1,600,000	1,680,899
Barclays PLC, VRN, 2.28%, 11/24/27		897,000	798,623
Barclays PLC, VRN, 1.125%, 3/22/31	EUR	2,000,000	1,947,015
BNP Paribas SA, VRN, 2.22%, 6/9/26(1)		1,145,000	1,070,536
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)		1,105,000	1,096,389
BNP Paribas SA, VRN, 2.00%, 5/24/31	GBP	3,500,000	3,869,464
Caixa Geral de Depositos SA, VRN, 0.375%, 9/21/27	EUR	2,000,000	1,944,631
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	3,700,000	3,817,614
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28		1,285,000	1,267,411
Citigroup, Inc., VRN, 3.07%, 2/24/28		1,112,000	1,025,896
Citigroup, Inc., VRN, 3.52%, 10/27/28		617,000	573,003
Citigroup, Inc., VRN, 3.98%, 3/20/30		945,000	876,860
Citigroup, Inc., VRN, 3.06%, 1/25/33		2,805,000	2,343,565
Commerzbank AG, 1.75%, 1/22/25	GBP	700,000	838,396
Commerzbank AG, VRN, 4.00%, 12/5/30	EUR	2,500,000	2,614,134
Cooperatieve Rabobank UA, 5.50%, 7/18/25		1,840,000	1,844,286
Cooperatieve Rabobank UA, VRN, 3.875%, 11/30/32	EUR	2,000,000	2,119,342
Credit Agricole SA, VRN, 1.625%, 6/5/30	EUR	600,000	618,165
Credit Agricole SA, VRN, 4.00%, 1/10/33(1)		1,400,000	1,263,382
Credit Mutuel Arkea SA, 1.125%, 5/23/29	EUR	600,000	567,568
Danske Bank A/S, VRN, 4.00%, 1/12/27	EUR	1,200,000	1,309,382
Danske Bank A/S, VRN, 1.55%, 9/10/27(1)		1,410,000	1,236,266
European Financial Stability Facility, 0.40%, 5/31/26	EUR	12,000,000	12,207,740
European Financial Stability Facility, 2.35%, 7/29/44	EUR	1,410,000	1,330,034
European Investment Bank, 3.90%, 6/15/28(1)	CAD	12,184,000	9,094,399
European Union, 0.00%, 7/4/31(2)	EUR	20,800,000	18,065,733
HSBC Holdings PLC, VRN, 1.75%, 7/24/27	GBP	1,500,000	1,688,557
HSBC Holdings PLC, VRN, 6.16%, 3/9/29		2,000,000	2,027,441
HSBC Holdings PLC, VRN, 2.80%, 5/24/32		3,825,000	3,108,013
ING Groep NV, 2.125%, 1/10/26	EUR	1,200,000	1,271,469
International Bank for Reconstruction & Development, 2.90%, 1/19/33	EUR	8,061,000	8,685,894
Intesa Sanpaolo SpA, 4.75%, 9/6/27	EUR	2,000,000	2,237,922
Intesa Sanpaolo SpA, 6.625%, 6/20/33(1)		860,000	864,207
JPMorgan Chase & Co., 5.35%, 6/1/34		481,000	484,644
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27		281,000	253,121
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29		7,084,000	6,111,780
JPMorgan Chase & Co., VRN, 2.58%, 4/22/32		1,350,000	1,120,538
Kreditanstalt fuer Wiederaufbau, 3.75%, 7/30/27	GBP	7,700,000	9,427,481
Kreditanstalt fuer Wiederaufbau, 0.75%, 12/7/27	GBP	6,050,000	6,495,040
La Banque Postale SA, VRN, 0.75%, 8/2/32	EUR	4,500,000	4,077,838

Lloyds Banking Group PLC, 5.99%, 8/7/27(3)		1,117,000	1,117,000
Lloyds Banking Group PLC, VRN, 1.875%, 1/15/26	GBP	700,000	842,414
Lloyds Banking Group PLC, VRN, 1.75%, 9/7/28	EUR	800,000	877,560
Lloyds Banking Group PLC, VRN, 1.99%, 12/15/31	GBP	2,000,000	2,180,193
Mitsubishi UFJ Financial Group, Inc., VRN, 2.31%, 7/20/32		767,000	611,844
NatWest Group PLC, VRN, 1.75%, 3/2/26	EUR	500,000	525,530
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	1,900,000	2,064,263
PNC Financial Services Group, Inc., VRN, 5.58%, 6/12/29		538,000	539,322
Royal Bank of Canada, 0.625%, 9/10/25	EUR	3,400,000	3,505,304
Royal Bank of Canada, 6.00%, 11/1/27		1,610,000	1,657,547
Santander UK PLC, 1.125%, 3/12/27	EUR	6,000,000	6,046,812
Skandinaviska Enskilda Banken AB, 0.05%, 7/1/24	EUR	1,200,000	1,273,550
Skandinaviska Enskilda Banken AB, 3.25%, 11/24/25	EUR	1,000,000	1,081,528
Societe Generale SA, 1.25%, 12/7/27	GBP	2,500,000	2,601,290
Societe Generale SA, VRN, 6.69%, 1/10/34(1)		274,000	282,121
Svenska Handelsbanken AB, 0.125%, 6/18/24	EUR	1,000,000	1,064,181
Toronto-Dominion Bank, 2.45%, 1/12/32		990,000	810,620
Truist Bank, 3.625%, 9/16/25		296,000	280,143
Truist Bank, 3.30%, 5/15/26		1,086,000	1,011,193
Truist Bank, VRN, 2.64%, 9/17/29		845,000	783,656
U.S. Bancorp, VRN, 5.78%, 6/12/29		1,969,000	1,977,179
Wells Fargo & Co., VRN, 3.20%, 6/17/27		735,000	687,904
Wells Fargo & Co., VRN, 4.90%, 7/25/33		941,000	902,337
Wells Fargo & Co., VRN, 5.39%, 4/24/34		1,857,000	1,843,236
Wells Fargo & Co., VRN, 5.56%, 7/25/34		636,000	638,751
Westpac Banking Corp., 0.375%, 4/2/26	EUR	600,000	604,056
			176,729,691
Beverages — 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36		3,140,000	3,047,123
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		1,185,000	1,124,207
Anheuser-Busch InBev SA, 1.65%, 3/28/31	EUR	1,000,000	962,992
Keurig Dr Pepper, Inc., 4.05%, 4/15/32		500,000	464,482
PepsiCo, Inc., 1.625%, 5/1/30		740,000	614,019
			6,212,823
Biotechnology — 0.3%
AbbVie, Inc., 4.40%, 11/6/42		990,000	879,883
Amgen, Inc., 4.05%, 8/18/29		2,450,000	2,329,228
Amgen, Inc., 5.25%, 3/2/33		2,273,000	2,269,366
Amgen, Inc., 5.65%, 3/2/53		2,120,000	2,127,908
			7,606,385
Broadline Retail — 0.1%
Marks & Spencer PLC, 6.00%, 6/12/25	GBP	1,000,000	1,260,688
Marks & Spencer PLC, 4.50%, 7/10/27	GBP	1,400,000	1,624,074
			2,884,762
Building Products — 0.1%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		2,791,000	2,612,389
Standard Industries, Inc., 4.375%, 7/15/30(1)		510,000	443,282
Trane Technologies Financing Ltd., 5.25%, 3/3/33		450,000	453,974
			3,509,645
Capital Markets — 1.2%
Ameriprise Financial, Inc., 5.15%, 5/15/33		1,410,000	1,400,223
Bank of New York Mellon Corp., VRN, 4.95%, 4/26/27		917,000	906,783
Blue Owl Capital Corp., 3.40%, 7/15/26		464,000	419,064
Blue Owl Credit Income Corp., 3.125%, 9/23/26		601,000	525,019

Charles Schwab Corp., VRN, 5.85%, 5/19/34		1,162,000	1,198,280
Deutsche Bank AG, 2.625%, 12/16/24	GBP	2,100,000	2,550,940
Deutsche Bank AG, 4.50%, 5/19/26	EUR	700,000	768,126
Deutsche Bank AG, VRN, 4.00%, 6/24/32	EUR	700,000	697,341
Goldman Sachs Group, Inc., 4.25%, 1/29/26	GBP	1,400,000	1,724,135
Goldman Sachs Group, Inc., VRN, 1.43%, 3/9/27		181,000	162,385
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27		965,000	861,244
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29		2,968,000	2,764,940
Goldman Sachs Group, Inc., VRN, 1.99%, 1/27/32		1,100,000	866,954
Goldman Sachs Group, Inc., VRN, 3.10%, 2/24/33		1,165,000	982,058
Golub Capital BDC, Inc., 2.50%, 8/24/26		384,000	337,533
Macquarie Group Ltd., VRN, 5.89%, 6/15/34(1)		558,000	548,275
Morgan Stanley, VRN, 2.63%, 2/18/26		1,867,000	1,778,662
Morgan Stanley, VRN, 3.59%, (3-month LIBOR plus 1.34%), 7/22/28		635,000	591,732
Morgan Stanley, VRN, 5.12%, 2/1/29		406,000	402,048
Morgan Stanley, VRN, 5.16%, 4/20/29		1,192,000	1,179,891
Morgan Stanley, VRN, 2.70%, 1/22/31		305,000	260,440
Morgan Stanley, VRN, 2.51%, 10/20/32		1,555,000	1,254,579
Morgan Stanley, VRN, 6.34%, 10/18/33		1,305,000	1,388,177
Morgan Stanley, VRN, 5.42%, 7/21/34		644,000	643,739
Nasdaq, Inc., 5.55%, 2/15/34		1,017,000	1,026,580
Nasdaq, Inc., 5.95%, 8/15/53		462,000	471,763
UBS Group AG, VRN, 1.49%, 8/10/27(1)		1,169,000	1,025,487
UBS Group AG, VRN, 3.125%, 6/15/30	EUR	2,000,000	2,035,153
			28,771,551
Chemicals — 0.1%
Albemarle Corp., 4.65%, 6/1/27		1,195,000	1,162,203
CF Industries, Inc., 4.95%, 6/1/43		680,000	589,727
			1,751,930
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 5.00%, 4/1/34		300,000	298,338
Waste Connections, Inc., 3.20%, 6/1/32		1,235,000	1,073,271
			1,371,609
Construction and Engineering†
Quanta Services, Inc., 2.35%, 1/15/32		1,525,000	1,209,030
Consumer Staples Distribution & Retail — 0.1%
United Natural Foods, Inc., 6.75%, 10/15/28(1)		1,656,000	1,381,137
WM Morrison Supermarkets Ltd., 3.50%, 7/27/26	GBP	1,300,000	1,295,778
			2,676,915
Containers and Packaging†
Sonoco Products Co., 2.25%, 2/1/27		1,141,000	1,020,429
Diversified REITs — 0.2%
Essex Portfolio LP, 3.00%, 1/15/30		1,024,000	879,535
Extra Space Storage LP, 5.50%, 7/1/30		563,000	562,910
Extra Space Storage LP, 2.20%, 10/15/30		505,000	406,186
Federal Realty OP LP, 3.50%, 6/1/30		1,233,000	1,080,781
Invitation Homes Operating Partnership LP, 5.45%, 8/15/30(3)		321,000	317,360
Invitation Homes Operating Partnership LP, 5.50%, 8/15/33(3)		523,000	515,898
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)		2,580,000	2,290,111
			6,052,781
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 5.40%, 2/15/34		1,205,000	1,185,950
AT&T, Inc., 4.50%, 5/15/35		1,337,000	1,206,958
AT&T, Inc., 4.90%, 8/15/37		821,000	754,687

AT&T, Inc., 4.85%, 3/1/39		800,000	723,272
Deutsche Telekom AG, 1.375%, 7/5/34	EUR	1,100,000	990,946
Deutsche Telekom International Finance BV, 1.25%, 10/6/23	GBP	1,700,000	2,165,181
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)		5,300,000	4,592,153
Sprint Capital Corp., 6.875%, 11/15/28		3,747,000	3,975,377
Sprint Capital Corp., 8.75%, 3/15/32		1,000,000	1,205,781
Telecom Italia Capital SA, 6.375%, 11/15/33		2,085,000	1,766,466
Verizon Communications, Inc., 4.27%, 1/15/36		840,000	750,690
Verizon Communications, Inc., 4.81%, 3/15/39		980,000	900,149
			20,217,610
Electric Utilities — 1.4%
AEP Texas, Inc., 5.40%, 6/1/33		563,000	564,528
Baltimore Gas & Electric Co., 2.25%, 6/15/31		758,000	626,127
Baltimore Gas & Electric Co., 5.40%, 6/1/53		740,000	754,187
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32		1,120,000	1,076,219
CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33		450,000	449,108
Commonwealth Edison Co., 5.30%, 2/1/53		1,772,000	1,791,492
Duke Energy Carolinas LLC, 2.55%, 4/15/31		512,000	436,026
Duke Energy Corp., 2.55%, 6/15/31		540,000	446,461
Duke Energy Corp., 5.00%, 8/15/52		1,380,000	1,255,782
Duke Energy Florida LLC, 1.75%, 6/15/30		1,520,000	1,238,177
Duke Energy Indiana LLC, 5.40%, 4/1/53		187,000	188,185
Duke Energy Progress LLC, 4.15%, 12/1/44		310,000	259,475
Duke Energy Progress LLC, 5.35%, 3/15/53		420,000	421,244
EDP - Energias de Portugal SA, VRN, 1.70%, 7/20/80	EUR	700,000	711,445
Exelon Corp., 5.15%, 3/15/28		525,000	525,941
Florida Power & Light Co., 2.45%, 2/3/32		1,581,000	1,327,401
Florida Power & Light Co., 4.125%, 2/1/42		760,000	661,024
Georgia Power Co., 4.95%, 5/17/33		620,000	611,389
MidAmerican Energy Co., 4.40%, 10/15/44		880,000	768,053
MidAmerican Energy Co., 3.15%, 4/15/50		750,000	521,964
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28		1,000,000	991,414
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33		1,150,000	1,130,099
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53		429,000	410,921
Northern States Power Co., 3.20%, 4/1/52		720,000	508,434
Northern States Power Co., 5.10%, 5/15/53		970,000	950,192
NRG Energy, Inc., 2.00%, 12/2/25(1)		2,370,000	2,136,710
Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52(1)		740,000	708,940
Pacific Gas & Electric Co., 6.40%, 6/15/33		310,000	311,724
Pacific Gas & Electric Co., 4.20%, 6/1/41		515,000	383,217
Palomino Funding Trust I, 7.23%, 5/17/28(1)		1,810,000	1,829,665
PECO Energy Co., 4.375%, 8/15/52		1,280,000	1,126,622
Public Service Electric & Gas Co., 3.10%, 3/15/32		852,000	745,431
Public Service Electric & Gas Co., 4.65%, 3/15/33		758,000	742,460
Southern Co., 5.20%, 6/15/33		1,351,000	1,340,681
Southern Co. Gas Capital Corp., 1.75%, 1/15/31		1,400,000	1,103,425
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/1/40(1)		2,485,075	2,204,634
Union Electric Co., 3.90%, 4/1/52		700,000	569,121
Union Electric Co., 5.45%, 3/15/53		980,000	995,210
Xcel Energy, Inc., 3.40%, 6/1/30		900,000	803,120
Xcel Energy, Inc., 4.60%, 6/1/32		374,000	354,128
			33,980,376

Electrical Equipment — 0.1%
Regal Rexnord Corp., 6.40%, 4/15/33(1)		2,687,000	2,681,809

Energy Equipment and Services†
Schlumberger Investment SA, 4.85%, 5/15/33		495,000	491,202
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27		762,000	713,582
Warnermedia Holdings, Inc., 5.14%, 3/15/52		1,205,000	980,121
			1,693,703
Financial Services — 0.9%
Antares Holdings LP, 2.75%, 1/15/27(1)		713,000	595,199
Arkea Home Loans SFH SA, 0.01%, 10/4/30	EUR	3,300,000	2,872,645
Banco Santander SA, 6.92%, 8/8/33(3)		600,000	600,000
BPCE SFH SA, 0.125%, 12/3/30	EUR	3,000,000	2,616,512
Cie de Financement Foncier SA, 1.20%, 4/29/31	EUR	3,300,000	3,106,147
Coventry Building Society, 0.125%, 6/20/26	EUR	5,300,000	5,260,205
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	1,000,000	847,791
Deutsche Bank AG, VRN, 1.45%, 4/1/25		1,170,000	1,125,496
GE Capital Funding LLC, 4.55%, 5/15/32		1,300,000	1,255,612
Nationwide Building Society, VRN, 2.00%, 7/25/29	EUR	2,400,000	2,542,303
Societe Generale SFH SA, 0.75%, 1/29/27	EUR	600,000	601,026
			21,422,936
Food Products — 0.4%
JDE Peet's NV, 2.25%, 9/24/31(1)		1,554,000	1,203,236
Kraft Heinz Foods Co., 5.00%, 6/4/42		3,870,000	3,625,681
Mars, Inc., 4.75%, 4/20/33(1)		1,730,000	1,709,807
Mondelez International, Inc., 2.625%, 3/17/27		1,080,000	996,270
Mondelez International, Inc., 1.375%, 3/17/41	EUR	1,600,000	1,176,971
Nestle Holdings, Inc., 4.85%, 3/14/33(1)		1,050,000	1,068,360
			9,780,325
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(1)		2,100,000	1,623,825
Ground Transportation — 0.4%
Ashtead Capital, Inc., 5.50%, 8/11/32(1)		1,700,000	1,648,585
Ashtead Capital, Inc., 5.95%, 10/15/33(1)		1,863,000	1,859,919
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		847,000	735,649
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51		610,000	451,827
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54		1,080,000	1,086,100
CSX Corp., 4.25%, 3/15/29		840,000	819,360
DAE Funding LLC, 1.55%, 8/1/24(1)		770,000	734,283
Norfolk Southern Corp., 5.35%, 8/1/54(3)		360,000	357,898
Union Pacific Corp., 3.55%, 8/15/39		1,560,000	1,295,901
			8,989,522
Health Care Equipment and Supplies — 0.1%
Baxter International, Inc., 1.92%, 2/1/27		820,000	732,545
GE HealthCare Technologies, Inc., 5.65%, 11/15/27		2,585,000	2,636,635
			3,369,180
Health Care Providers and Services — 0.8%
Centene Corp., 4.625%, 12/15/29		2,588,000	2,408,470
Centene Corp., 3.375%, 2/15/30		3,366,000	2,899,665
CVS Health Corp., 4.78%, 3/25/38		360,000	332,440
CVS Health Corp., 5.05%, 3/25/48		1,950,000	1,780,289
CVS Health Corp., 5.625%, 2/21/53		1,795,000	1,765,013
HCA, Inc., 2.375%, 7/15/31		885,000	707,418
HCA, Inc., 5.50%, 6/1/33		1,150,000	1,145,471
HCA, Inc., 5.90%, 6/1/53		1,240,000	1,219,608
Kaiser Foundation Hospitals, 3.00%, 6/1/51		520,000	360,778
Roche Holdings, Inc., 2.61%, 12/13/51(1)		1,420,000	948,503

UnitedHealth Group, Inc., 4.50%, 4/15/33		2,465,000	2,402,411
UnitedHealth Group, Inc., 5.05%, 4/15/53		1,810,000	1,781,642
Universal Health Services, Inc., 1.65%, 9/1/26		1,533,000	1,356,030
			19,107,738
Hotels, Restaurants and Leisure — 0.3%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)		1,548,000	1,364,133
International Game Technology PLC, 5.25%, 1/15/29(1)		2,020,000	1,920,894
Marriott International, Inc., 3.50%, 10/15/32		1,392,000	1,205,772
Scientific Games International, Inc., 7.25%, 11/15/29(1)		2,680,000	2,675,859
Starbucks Corp., 4.75%, 2/15/26		1,410,000	1,400,267
			8,566,925
Household Durables — 0.2%
DR Horton, Inc., 2.50%, 10/15/24		890,000	857,895
KB Home, 4.80%, 11/15/29		2,538,000	2,344,211
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		2,309,000	1,870,932
			5,073,038
Household Products — 0.1%
Clorox Co., 1.80%, 5/15/30		1,950,000	1,593,411
Clorox Co., 4.60%, 5/1/32		650,000	635,322
			2,228,733
Industrial Conglomerates†
Honeywell International, Inc., 4.50%, 1/15/34		1,150,000	1,123,129
Insurance — 0.2%
Allstate Corp., 5.25%, 3/30/33		2,022,000	2,007,948
Belrose Funding Trust, 2.33%, 8/15/30(1)		1,421,000	1,091,971
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	1,100,000	1,073,099
Five Corners Funding Trust III, 5.79%, 2/15/33(1)		91,000	92,876
MetLife, Inc., 5.375%, 7/15/33		742,000	750,288
Progressive Corp., 4.95%, 6/15/33		995,000	986,579
			6,002,761
Life Sciences Tools and Services†
Danaher Corp., 2.80%, 12/10/51		1,040,000	706,820
Machinery — 0.4%
Chart Industries, Inc., 7.50%, 1/1/30(1)		3,200,000	3,283,519
John Deere Capital Corp., 4.75%, 1/20/28		1,045,000	1,042,986
John Deere Capital Corp., 4.95%, 7/14/28		1,000,000	1,007,670
John Deere Capital Corp., 4.70%, 6/10/30		1,084,000	1,078,827
Parker-Hannifin Corp., 4.25%, 9/15/27		4,520,000	4,405,927
			10,818,929
Media — 0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)		4,845,000	3,728,352
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		1,070,000	999,406
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49		775,000	608,247
Comcast Corp., 3.20%, 7/15/36		1,140,000	938,098
Comcast Corp., 3.75%, 4/1/40		1,435,000	1,201,699
Comcast Corp., 2.94%, 11/1/56		970,000	625,386
Cox Communications, Inc., 3.15%, 8/15/24(1)		358,000	347,642
Cox Communications, Inc., 3.85%, 2/1/25(1)		643,000	623,519
Cox Communications, Inc., 5.70%, 6/15/33(1)		985,000	990,125
Gray Escrow II, Inc., 5.375%, 11/15/31(1)		3,523,000	2,461,908
Paramount Global, 4.00%, 1/15/26		1,835,000	1,761,099
Paramount Global, 4.95%, 1/15/31		180,000	161,251
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)		2,735,000	2,501,346
WPP Finance 2010, 3.75%, 9/19/24		655,000	636,612
			17,584,690

Metals and Mining — 0.3%
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)(3)		202,000	206,292
Freeport Indonesia PT, 6.20%, 4/14/52		2,200,000	2,058,716
Glencore Capital Finance DAC, 1.125%, 3/10/28	EUR	2,400,000	2,300,072
Glencore Funding LLC, 2.625%, 9/23/31(1)		1,430,000	1,148,497
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		193,000	153,573
South32 Treasury Ltd., 4.35%, 4/14/32(1)		985,000	862,094
			6,729,244
Multi-Utilities — 0.6%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)		1,645,000	1,457,082
Abu Dhabi National Energy Co. PJSC, 4.375%, 1/24/29(1)		1,663,000	1,633,016
Abu Dhabi National Energy Co. PJSC, 4.00%, 10/3/49		2,200,000	1,859,143
Ameren Corp., 3.50%, 1/15/31		1,383,000	1,236,050
Ameren Illinois Co., 4.95%, 6/1/33		1,200,000	1,191,739
Dominion Energy, Inc., 4.90%, 8/1/41		840,000	758,744
DTE Energy Co., 4.875%, 6/1/28		740,000	731,424
Sempra, 3.25%, 6/15/27		860,000	797,421
Sempra, 5.50%, 8/1/33		1,460,000	1,461,112
WEC Energy Group, Inc., 1.375%, 10/15/27		3,869,000	3,343,125
			14,468,856
Office REITs†
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29		125,000	118,781
Oil, Gas and Consumable Fuels — 1.7%
Aker BP ASA, 6.00%, 6/13/33(1)		2,470,000	2,484,102
BP Capital Markets America, Inc., 3.06%, 6/17/41		840,000	632,483
Cenovus Energy, Inc., 2.65%, 1/15/32		860,000	696,467
Diamondback Energy, Inc., 6.25%, 3/15/33		950,000	992,918
Enbridge, Inc., 5.70%, 3/8/33		1,150,000	1,166,350
Energy Transfer LP, 5.75%, 2/15/33		912,000	924,177
Energy Transfer LP, 4.90%, 3/15/35		500,000	462,527
Energy Transfer LP, 6.125%, 12/15/45		570,000	546,050
Enterprise Products Operating LLC, 4.85%, 3/15/44		994,000	908,607
Equinor ASA, 3.25%, 11/18/49		320,000	236,170
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)		6,269,010	5,075,078
Geopark Ltd., 5.50%, 1/17/27(1)		2,250,000	1,935,589
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		534,000	545,977
MEG Energy Corp., 5.875%, 2/1/29(1)		2,820,000	2,705,947
Occidental Petroleum Corp., 6.625%, 9/1/30		2,201,000	2,310,324
Petroleos Mexicanos, 10.00%, 2/7/33(1)		4,500,000	4,194,753
Petroleos Mexicanos, 6.625%, 6/15/35		1,290,000	920,438
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)		7,250,000	6,267,386
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27		1,500,000	1,486,644
Shell International Finance BV, 2.375%, 11/7/29		1,120,000	982,814
Southwestern Energy Co., 5.375%, 3/15/30		4,616,000	4,323,061
Western Midstream Operating LP, 6.15%, 4/1/33		595,000	604,002
Williams Cos., Inc., 4.55%, 6/24/24		1,160,000	1,147,120
			41,548,984
Passenger Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		2,747,814	2,709,309
Personal Care Products — 0.1%
Haleon US Capital LLC, 4.00%, 3/24/52		755,000	622,614
Kenvue, Inc., 5.10%, 3/22/43(1)		2,635,000	2,645,471
			3,268,085
Pharmaceuticals — 0.4%
Bayer AG, VRN, 2.375%, 11/12/79	EUR	2,200,000	2,261,989

Bayer AG, VRN, 4.50%, 3/25/82	EUR	600,000	628,371
Bristol-Myers Squibb Co., 2.55%, 11/13/50		1,868,000	1,187,973
Eli Lilly & Co., 4.875%, 2/27/53		820,000	830,244
Merck & Co., Inc., 5.00%, 5/17/53		444,000	445,767
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33		1,550,000	1,540,349
Pfizer Investment Enterprises Pte. Ltd., 5.11%, 5/19/43		1,825,000	1,812,410
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53		1,350,000	1,388,214
Viatris, Inc., 4.00%, 6/22/50		739,000	499,920
			10,595,237
Retail REITs — 0.1%
Kimco Realty OP LLC, 4.60%, 2/1/33		2,030,000	1,890,497
NNN REIT, Inc., 4.80%, 10/15/48		980,000	817,447
			2,707,944
Semiconductors and Semiconductor Equipment — 0.2%
Broadcom, Inc., 3.42%, 4/15/33(1)		735,000	615,187
Intel Corp., 5.20%, 2/10/33		1,365,000	1,381,430
Intel Corp., 5.70%, 2/10/53		800,000	816,302
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 5/11/31		1,780,000	1,455,126
			4,268,045
Software — 0.1%
Oracle Corp., 3.85%, 7/15/36		520,000	436,932
Oracle Corp., 3.60%, 4/1/40		1,268,000	977,751
			1,414,683
Specialized REITs — 0.2%
American Tower Corp., 5.55%, 7/15/33		1,682,000	1,683,833
Crown Castle, Inc., 4.15%, 7/1/50		756,000	589,600
Equinix, Inc., 2.90%, 11/18/26		1,175,000	1,083,898
Equinix, Inc., 1.80%, 7/15/27		800,000	700,326
Public Storage, 5.10%, 8/1/33		310,000	310,411
			4,368,068
Specialty Retail — 0.4%
AutoZone, Inc., 4.00%, 4/15/30		1,000,000	929,068
Lowe's Cos., Inc., 3.35%, 4/1/27		4,263,000	4,034,649
Lowe's Cos., Inc., 2.625%, 4/1/31		2,065,000	1,746,123
Lowe's Cos., Inc., 5.625%, 4/15/53		1,500,000	1,492,010
O'Reilly Automotive, Inc., 4.70%, 6/15/32		1,610,000	1,548,275
			9,750,125
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 3.95%, 8/8/52		1,885,000	1,653,748
Dell International LLC / EMC Corp., 8.10%, 7/15/36		384,000	447,335
			2,101,083
Trading Companies and Distributors†
Aircastle Ltd., 5.25%, 8/11/25(1)		659,000	641,525
Transportation Infrastructure — 0.1%
DP World Ltd., 5.625%, 9/25/48		2,200,000	2,102,492
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30		1,570,000	1,333,349
Wireless Telecommunication Services — 0.2%
Vodafone Group PLC, 4.375%, 2/19/43		585,000	488,417
Vodafone Group PLC, 4.875%, 6/19/49		643,000	565,364
Vodafone Group PLC, VRN, 4.20%, 10/3/78	EUR	1,900,000	1,952,208
Vodafone Group PLC, VRN, 2.625%, 8/27/80	EUR	2,000,000	2,011,954
			5,017,943
TOTAL CORPORATE BONDS (Cost $583,893,901)			553,029,339

U.S. TREASURY SECURITIES — 11.0%
U.S. Treasury Bonds, 1.375%, 11/15/40	500,000	327,461
U.S. Treasury Bonds, 2.00%, 11/15/41	3,000,000	2,154,316
U.S. Treasury Bonds, 2.375%, 2/15/42	35,210,000	26,871,694
U.S. Treasury Bonds, 2.75%, 11/15/42	5,000,000	4,031,445
U.S. Treasury Bonds, 4.00%, 11/15/42	11,012,000	10,728,097
U.S. Treasury Bonds, 3.875%, 5/15/43	23,256,000	22,234,916
U.S. Treasury Bonds, 2.50%, 2/15/45	13,000,000	9,838,106
U.S. Treasury Bonds, 2.875%, 8/15/45	3,500,000	2,821,602
U.S. Treasury Bonds, 2.25%, 8/15/46	5,000,000	3,559,082
U.S. Treasury Bonds, 3.00%, 5/15/47	5,000,000	4,102,344
U.S. Treasury Bonds, 3.625%, 2/15/53	11,252,000	10,497,764
U.S. Treasury Notes, 2.50%, 4/30/24(4)	26,685,000	26,114,722
U.S. Treasury Notes, 4.25%, 9/30/24	31,935,000	31,549,535
U.S. Treasury Notes, 4.50%, 11/30/24	17,350,000	17,177,855
U.S. Treasury Notes, 4.50%, 7/15/26	18,000,000	17,996,485
U.S. Treasury Notes, 3.625%, 3/31/28	5,000,000	4,877,246
U.S. Treasury Notes, 3.625%, 5/31/28	5,000,000	4,881,055
U.S. Treasury Notes, 4.00%, 6/30/28	19,557,000	19,401,155
U.S. Treasury Notes, 3.625%, 3/31/30	8,367,000	8,137,888
U.S. Treasury Notes, 3.50%, 4/30/30	17,967,000	17,347,279
U.S. Treasury Notes, 3.75%, 5/31/30	2,690,000	2,636,620
U.S. Treasury Notes, 3.75%, 6/30/30	12,568,000	12,322,531
U.S. Treasury Notes, 3.375%, 5/15/33	13,892,000	13,252,751
TOTAL U.S. TREASURY SECURITIES (Cost $292,475,191)		272,861,949
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 4.49%, (1-year H15T1Y plus 2.25%), 9/1/35	339,995	345,014
FHLMC, VRN, 5.32%, (12-month LIBOR plus 1.63%), 8/1/46	237,517	238,964
FNMA, VRN, 6.94%, (6-month LIBOR plus 1.57%), 6/1/35	176,118	178,675
FNMA, VRN, 6.94%, (6-month LIBOR plus 1.57%), 6/1/35	136,085	138,147
FNMA, VRN, 6.07%, (6-month LIBOR plus 1.54%), 9/1/35	246,544	250,035
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	672,615	635,635
FNMA, VRN, 3.12%, (12-month LIBOR plus 1.61%), 4/1/47	375,976	355,087
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.62%), 5/1/47	438,926	436,834
		2,578,391
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 10.0%
FHLMC, 6.00%, 2/1/38	739	766
FHLMC, 3.50%, 5/1/50	5,140,416	4,705,324
FHLMC, 2.50%, 10/1/50	6,499,075	5,511,879
FHLMC, 2.50%, 5/1/51	179,924	152,548
FHLMC, 3.50%, 5/1/51	11,200,045	10,258,960
FHLMC, 3.00%, 12/1/51	6,652,455	5,834,638
FHLMC, 3.50%, 5/1/52	1,020,930	925,595
FHLMC, 3.50%, 5/1/52	368,101	337,147
FHLMC, 4.00%, 5/1/52	356,622	333,261
FHLMC, 5.00%, 8/1/52	8,360,622	8,236,419
FHLMC, 4.50%, 10/1/52	5,974,479	5,723,555
FHLMC, 6.00%, 11/1/52	6,761,866	6,837,475
FNMA, 2.00%, 5/1/36	7,069,690	6,284,563
FNMA, 3.50%, 10/1/40	861,415	802,526
FNMA, 4.50%, 9/1/41	5,785	5,677
FNMA, 3.50%, 12/1/41	46,541	43,354
FNMA, 3.50%, 5/1/42	18,567	17,296

FNMA, 3.50%, 6/1/42	10,879	10,134
FNMA, 3.50%, 8/1/42	65,745	61,242
FNMA, 3.50%, 9/1/42	7,347	6,837
FNMA, 4.00%, 2/1/46	114,074	108,371
FNMA, 4.00%, 3/1/50	8,412,164	7,942,930
FNMA, 2.50%, 6/1/50	9,828,383	8,367,085
FNMA, 2.50%, 12/1/50	7,950,562	6,721,741
FNMA, 2.50%, 2/1/51	1,306,677	1,110,255
FNMA, 4.00%, 3/1/51	11,211,967	10,606,094
FNMA, 2.50%, 12/1/51	6,413,366	5,417,995
FNMA, 2.50%, 2/1/52	2,572,537	2,182,803
FNMA, 3.00%, 2/1/52	6,411,390	5,639,718
FNMA, 2.50%, 3/1/52	16,627,283	14,164,372
FNMA, 3.50%, 4/1/52	214,268	194,463
FNMA, 2.50%, 5/1/52	9,606	8,223
FNMA, 3.00%, 5/1/52	285,929	253,875
FNMA, 3.50%, 5/1/52	10,456,445	9,505,328
FNMA, 3.50%, 5/1/52	6,373,426	5,782,428
FNMA, 3.50%, 5/1/52	714,277	648,136
FNMA, 3.50%, 5/1/52	667,359	613,417
FNMA, 4.00%, 5/1/52	7,754,623	7,253,645
FNMA, 3.00%, 6/1/52	110,921	98,498
FNMA, 5.00%, 8/1/52	3,118,219	3,050,224
FNMA, 4.50%, 9/1/52	7,385,480	7,100,203
FNMA, 5.00%, 10/1/52	13,370,479	13,213,150
FNMA, 5.50%, 10/1/52	5,046,828	5,016,230
FNMA, 5.50%, 1/1/53	5,696,256	5,680,472
FNMA, 6.50%, 1/1/53	9,685,905	9,883,478
FNMA, 4.00%, 3/1/51	8,723,380	8,256,836
GNMA, 5.50%, TBA	12,688,000	12,609,692
GNMA, 6.00%, 7/15/33	1,702	1,763
GNMA, 5.50%, 1/15/39	1,667	1,706
GNMA, 5.50%, 9/15/39	6,413	6,608
GNMA, 4.50%, 10/15/39	2,104	2,071
GNMA, 5.00%, 10/15/39	4,022	4,023
GNMA, 4.50%, 1/15/40	3,264	3,212
GNMA, 4.00%, 12/15/40	3,373	3,215
GNMA, 4.50%, 12/15/40	11,668	11,495
GNMA, 3.50%, 6/20/42	1,917,997	1,798,047
GNMA, 3.00%, 4/20/50	1,268,702	1,139,446
GNMA, 3.00%, 5/20/50	1,296,528	1,163,761
GNMA, 3.00%, 6/20/50	1,942,502	1,746,379
GNMA, 3.00%, 7/20/50	3,431,548	3,078,403
GNMA, 2.50%, 2/20/51	7,492,755	6,492,522
GNMA, 3.50%, 6/20/51	761,305	704,971
GNMA, 2.50%, 9/20/51	632,641	546,350
GNMA, 2.00%, 12/20/51	14,022,625	11,740,745
GNMA, 2.50%, 12/20/51	9,759,435	8,422,328
GNMA, 5.00%, 4/20/53	4,803,066	4,710,868
		249,096,771
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $259,936,603)		251,675,162
COLLATERALIZED LOAN OBLIGATIONS — 5.8%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.54%, (1-month SOFR plus 1.31%), 6/15/36(1)	7,278,377	7,083,740
AIMCO CLO Ltd., Series 2019-10A, Class CR, VRN, 7.51%, (3-month SOFR plus 2.16%), 7/22/32(1)	3,000,000	2,961,291

Allegro CLO V Ltd., Series 2017-1A, Class BR, VRN, 7.02%, (3-month SOFR plus 1.71%), 10/16/30(1)		3,250,000	3,173,992
AMMC CLO XIII Ltd., Series 2020-2, Class A3R2, VRN, 7.86%, (3-month SOFR plus 2.51%), 7/24/29(1)		4,500,000	4,442,818
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.69%, (1-month SOFR plus 1.46%), 11/15/36(1)		4,282,500	4,226,201
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 7.71%, (3-month SOFR plus 2.36%), 4/22/31(1)		2,400,000	2,376,281
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, VRN, 7.67%, (3-month LIBOR plus 2.10%), 10/17/32(1)		2,750,000	2,689,583
BXMT Ltd., Series 2020-FL2, Class A, VRN, 6.24%, (1-month SOFR plus 1.01%), 2/15/38(1)		3,832,438	3,669,351
BXMT Ltd., Series 2020-FL2, Class D, VRN, 7.29%, (1-month SOFR plus 2.06%), 2/15/38(1)		8,000,000	6,700,876
Carlyle US CLO Ltd., Series 2019-2A, Class A2R, VRN, 7.22%, (3-month SOFR plus 1.91%), 7/15/32(1)		2,400,000	2,383,449
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.42%, (3-month SOFR plus 2.11%), 10/15/31(1)		3,400,220	3,397,082
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.07%, (3-month SOFR plus 1.76%), 4/15/32(1)		4,773,191	4,738,938
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.71%, (3-month SOFR plus 2.40%), 1/20/33(1)		4,650,000	4,635,474
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 7.42%, (3-month SOFR plus 2.11%), 10/15/30(1)		4,250,000	4,150,820
Dryden 65 CLO Ltd., Series 2018-65A, Class C, VRN, 7.67%, (3-month SOFR plus 2.36%), 7/18/30(1)		6,800,000	6,649,465
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.83%, (1-month SOFR plus 2.58%), 8/17/37(1)		5,078,000	5,087,529
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 6.71%, (3-month SOFR plus 1.38%), 7/20/31(1)		3,025,000	3,017,939
KKR CLO Ltd., Series 2018, Class CR, VRN, 7.67%, (3-month SOFR plus 2.36%), 7/18/30(1)		2,975,000	2,931,035
KKR CLO Ltd., Series 2022A, Class B, VRN, 7.19%, (3-month SOFR plus 1.86%), 7/20/31(1)		4,000,000	3,958,000
LMREC LLC, Series 2021-CRE4, Class A, VRN, 6.46%, (1-month SOFR plus 1.16%), 4/22/37(1)		2,580,509	2,555,192
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 7.71%, (3-month SOFR plus 2.36%), 1/25/32(1)		5,200,000	5,112,084
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 8.27%, (3-month SOFR plus 2.94%), 1/20/35(1)		4,850,000	4,797,007
MF1 LLC, Series 2022-FL10, Class D, VRN, 10.98%, (1-month SOFR plus 5.73%), 9/17/37(1)		4,000,000	4,011,262
MF1 Ltd., Series 2020-FL4, Class A, VRN, 7.04%, (1-month SOFR plus 1.81%), 11/15/35(1)		4,075,189	4,049,480
MF1 Ltd., Series 2020-FL4, Class D, VRN, 9.44%, (1-month SOFR plus 4.21%), 11/15/35(1)		4,674,000	4,557,032
Monroe Capital MML CLO Ltd., Series 2017-1A, Class AR, VRN, 6.91%, (3-month SOFR plus 1.56%), 4/22/29(1)		2,796,980	2,786,705
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class B, VRN, 7.19%, (3-month SOFR plus 1.86%), 4/20/30(1)		2,300,000	2,268,307
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 7.58%, (3-month SOFR plus 2.26%), 7/19/30(1)		4,500,000	4,380,737
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, VRN, 6.99%, (3-month SOFR plus 1.66%), 7/20/29(1)		2,450,000	2,418,253
Palmer Square Loan Funding Ltd., Series 2022-4A, Class B, VRN, 8.10%, (3-month SOFR plus 2.75%), 7/24/31(1)		3,900,000	3,908,665
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A2, VRN, 7.96%, (3-month SOFR plus 2.65%), 1/15/31(1)		2,150,000	2,159,340
PFP Ltd., Series 2021-8, Class D, VRN, 7.47%, (1-month SOFR plus 2.26%), 8/9/37(1)		4,800,000	4,402,911
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 7.94%, (3-month SOFR plus 2.61%), 1/20/32(1)		3,300,000	3,264,963
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 8.09%, (3-month SOFR plus 2.76%), 7/20/32(1)		8,000,000	7,792,187
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 7.29%, (3-month SOFR plus 1.96%), 1/20/32(1)		2,250,000	2,178,889
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 7.27%, (3-month SOFR plus 1.96%), 4/18/33(1)		4,750,000	4,687,300
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.57%, (3-month SOFR plus 1.24%), 7/20/30(1)		1,936,074	1,928,090
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $147,423,218)			145,532,268
ASSET-BACKED SECURITIES — 2.9%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		5,030,253	3,797,942
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)		2,600,000	2,285,249
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)		3,888,601	3,361,036
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	9,350,000	6,406,840
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		1,746,000	1,551,172
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33(1)		1,617,222	1,470,240
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II, SEQ, 4.47%, 10/25/45(1)		3,357,000	3,213,884
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(1)		4,057,000	3,694,550
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		8,675,000	7,612,042
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		1,381,480	1,233,146
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)		2,251,194	1,859,923

InStar Leasing III LLC, Series 2021-1A, Class A, SEQ, 2.30%, 2/15/54(1)	3,800,477	3,193,969
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)	5,020,377	4,360,980
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(1)	6,173,779	5,358,060
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)	5,002,444	4,336,418
Navigator Aircraft ABS Ltd., Series 2021-1, Class A, SEQ, 2.77%, 11/15/46(1)	6,231,697	5,448,372
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)	3,665,704	3,199,134
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)	772,532	705,878
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)	3,634,000	3,200,342
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, SEQ, 3.19%, 7/15/44(1)	6,629,750	6,410,523
TOTAL ASSET-BACKED SECURITIES (Cost $80,346,799)		72,699,700
PREFERRED STOCKS — 2.8%
Automobiles — 0.2%
Volkswagen International Finance NV, 3.875%	4,500,000	4,226,676
Banks — 0.7%
Banco Santander SA, 4.125%	1,000,000	864,079
Barclays PLC, 9.25%	1,500,000	1,790,321
Commerzbank AG, 4.25%	600,000	506,544
Cooperatieve Rabobank UA, 3.10%	1,400,000	1,221,878
Credit Agricole SA, 7.25%	2,100,000	2,334,527
HSBC Holdings PLC, 5.875%	1,600,000	1,862,119
Intesa Sanpaolo SpA, 3.75%	3,700,000	3,652,248
La Banque Postale SA, 3.875%	2,000,000	1,825,850
Lloyds Banking Group PLC, 8.50%	1,000,000	1,242,195
UniCredit SpA, 3.875%	2,000,000	1,765,402
		17,065,163
Capital Markets†
Deutsche Bank AG, 4.625%	1,000,000	824,726
Diversified Telecommunication Services — 0.3%
Orange SA, 2.375%	1,000,000	1,053,484
Telefonica Europe BV, 2.38%	2,900,000	2,558,426
Telefonica Europe BV, 2.875%	1,800,000	1,740,764
Telefonica Europe BV, 2.88%	2,000,000	1,890,448
		7,243,122
Electric Utilities — 0.4%
Electricite de France SA, 3.375%	3,600,000	3,135,533
Enel SpA, 2.25%	2,500,000	2,428,868
Naturgy Finance BV, 2.37%	3,000,000	2,941,827
SSE PLC, 3.125%	2,600,000	2,631,852
		11,138,080
Insurance — 0.8%
Allianz SE, 2.625%	3,600,000	2,840,959
Allianz SE, 3.20%(1)	3,595,000	2,763,575
AXA SA, 3.875%	3,000,000	3,189,021
BNP Paribas Cardif SA, 4.03%	3,100,000	3,302,108
CNP Assurances, 4.75%	3,500,000	3,542,142
Credit Agricole Assurances SA, 4.25%	3,300,000	3,545,044
		19,182,849
Oil, Gas and Consumable Fuels — 0.4%
Eni SpA, 3.375%	5,700,000	5,366,525
TotalEnergies SE, 2.625%	4,292,000	4,499,053
		9,865,578
TOTAL PREFERRED STOCKS (Cost $78,050,786)		69,546,194

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(1)	5,700,000	4,681,278
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	2,598,000	2,071,439
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, VRN, 7.19%, (1-month SOFR plus 1.96%), 11/15/38(1)	10,450,000	10,131,636
BX Commercial Mortgage Trust, Series 2023-VLT2, Class B, VRN, 8.35%, (1-month SOFR plus 3.13%), 6/15/40(1)	6,042,000	6,036,492
BX Trust, Series 2021-RISE, Class D, VRN, 7.09%, (1-month SOFR plus 1.86%), 11/15/36(1)	6,572,000	6,391,534
DBWF Mortgage Trust, Series 2018-GLKS, Class A, VRN, 6.42%, (1-month SOFR plus 1.18%), 12/19/30(1)	6,003,119	5,955,721
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 6.97%, (1-month SOFR plus 1.75%), 12/15/36(1)	4,419,000	4,359,148
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $41,783,589)		39,627,248
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Private Sponsor Collateralized Mortgage Obligations — 1.2%
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)	5,500,000	4,911,950
Bellemeade Re Ltd., Series 2019-1A, Class B1, VRN, 9.41%, (1-month LIBOR plus 4.00%), 3/25/29(1)	3,700,000	3,750,911
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 9.01%, (1-month LIBOR plus 3.60%), 6/25/30(1)	3,338,829	3,363,880
Bunker Hill Loan Depositary Trust, Series 2019-3, Class M1, 3.27%, 11/25/59(1)	3,000,000	2,660,990
CHNGE Mortgage Trust, Series 2023-2, Class A3, 7.44%, 6/25/58(1)	4,018,957	3,987,455
Deephaven Residential Mortgage Trust, Series 2020-2, Class B1, VRN, 5.81%, 5/25/65(1)	4,482,000	4,229,982
New Residential Mortgage Loan Trust, Series 2015-2A, Class B5, VRN, 5.37%, 8/25/55(1)	3,739,182	3,168,882
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.31%, (1-month LIBOR plus 3.90%), 8/25/33(1)	3,010,115	3,028,257
		29,102,307
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FNMA, Series 2013-C01, Class M2, VRN, 10.43%, (30-day average SOFR plus 5.36%), 10/25/23	1,990,136	2,009,542
FNMA, Series 2014-C02, Class 2M2, VRN, 7.78%, (30-day average SOFR plus 2.71%), 5/25/24	1,011,340	1,019,116
FNMA, Series 2022-R09, Class 2M1, VRN, 7.57%, (30-day average SOFR plus 2.50%), 9/25/42(1)	2,665,524	2,702,833
		5,731,491
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,572,837)		34,833,798
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 6.25%, 7/15/32	2,000,000	2,314,681
Tennessee Valley Authority, 3.875%, 3/15/28	11,000,000	10,830,207
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $13,524,815)		13,144,888
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	675,000	781,334
California State University Rev., 2.98%, 11/1/51	825,000	569,673
City of Los Angeles Department of Airports Rev., 6.58%, 5/15/39	285,000	312,651
Commonwealth of Massachusetts GO, 2.66%, 9/1/39	246,710	198,397
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	27,554
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	725,000	558,715
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	2,125,000	1,725,599
Los Angeles Community College District GO, 6.75%, 8/1/49	800,000	984,094
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	1,600,000	1,201,796
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	275,000	281,532
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	123,561
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	270,000	325,178
New York City Municipal Water Finance Authority Rev. (New York City Water & Sewer System), 5.95%, 6/15/42	55,000	60,496
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	830,000	594,577
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	170,000	176,964
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	450,000	446,933
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	450,000	310,233
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	205,000	214,650
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	220,000	232,771

Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32		280,000	289,009
State of California GO, 4.60%, 4/1/38		120,000	113,564
State of California GO, 7.55%, 4/1/39		460,000	573,195
State of California GO, 7.30%, 10/1/39		665,000	794,918
State of California GO, 7.60%, 11/1/40		20,000	25,115
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41		230,000	233,338
University of California Rev., 3.07%, 5/15/51		670,000	460,793
TOTAL MUNICIPAL SECURITIES (Cost $14,281,751)			11,616,640
SHORT-TERM INVESTMENTS — 6.3%
Repurchase Agreements — 5.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 4.50%, 8/15/39 - 2/15/51, valued at $23,324,880), in a joint trading account at 5.27%, dated 7/31/23, due 8/1/23 (Delivery value $22,830,222)			22,826,880
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.125%, 11/15/32 - 1/15/33, valued at $105,888,246), at 5.28%, dated 7/31/23, due 8/1/23 (Delivery value $103,827,226)			103,812,000
			126,638,880
Treasury Bills(5) — 1.2%
Canadian Treasury Bills, 4.33%, 3/28/24	CAD	34,000,000	24,927,661
U.S. Treasury Bills, 5.35%, 11/24/23		6,200,000	6,096,269
			31,023,930
TOTAL SHORT-TERM INVESTMENTS (Cost $157,170,680)			157,662,810
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $2,689,825,044)			2,502,649,540
OTHER ASSETS AND LIABILITIES — (0.4)%†			(9,566,231)
TOTAL NET ASSETS — 100.0%			$2,493,083,309

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,359,328	USD	909,162	Goldman Sachs & Co.	9/15/23	$5,270
AUD	8,814,657	USD	6,065,081	JPMorgan Chase Bank N.A.	9/15/23	(135,380)
AUD	18,534,466	USD	12,518,684	JPMorgan Chase Bank N.A.	9/15/23	(50,379)
AUD	9,071,238	USD	6,222,861	JPMorgan Chase Bank N.A.	9/15/23	(120,556)
AUD	8,652,019	USD	5,953,546	JPMorgan Chase Bank N.A.	9/15/23	(133,254)
USD	22,442,511	AUD	33,222,816	Bank of America N.A.	9/15/23	93,218
USD	12,174,945	AUD	17,895,993	Bank of America N.A.	9/15/23	136,146
USD	6,180,402	AUD	9,097,538	Bank of America N.A.	9/15/23	60,404
USD	6,059,671	AUD	8,934,589	JPMorgan Chase Bank N.A.	9/15/23	49,292
BRL	117,840,721	USD	24,779,880	Goldman Sachs & Co.	9/15/23	(46,530)
CAD	513,081	USD	387,209	Goldman Sachs & Co.	9/15/23	2,122
CAD	399,875	USD	302,947	JPMorgan Chase Bank N.A.	9/15/23	482
USD	5,462,686	CAD	7,198,166	JPMorgan Chase Bank N.A.	9/15/23	647
USD	9,105,205	CAD	12,169,744	Morgan Stanley	9/15/23	(129,316)
USD	11,334,950	CAD	15,030,933	Morgan Stanley	9/15/23	(70,669)
USD	109,232,676	CAD	145,527,854	UBS AG	9/15/23	(1,195,290)
USD	7,439,076	CAD	9,836,512	UBS AG	9/15/23	(24,966)
USD	12,563,898	CHF	11,189,621	Morgan Stanley	9/15/23	(326,693)
USD	107,106,794	CNY	758,690,974	Goldman Sachs & Co.	9/15/23	342,571
USD	5,325,423	CZK	117,388,295	Goldman Sachs & Co.	9/15/23	(67,740)
USD	4,514,056	DKK	31,013,555	UBS AG	9/15/23	(73,935)
EUR	3,168,877	USD	3,470,183	UBS AG	9/15/23	21,421
USD	5,941,878	EUR	5,449,870	Bank of America N.A.	9/15/23	(63,023)
USD	3,902,949	EUR	3,583,383	Goldman Sachs & Co.	9/15/23	(45,376)
USD	8,924,595	EUR	8,099,788	JPMorgan Chase Bank N.A.	9/15/23	(99)
USD	5,650,972	EUR	5,115,101	JPMorgan Chase Bank N.A.	9/15/23	14,934
USD	519,128	EUR	474,678	Morgan Stanley	9/15/23	(3,893)
USD	499,275,200	EUR	462,060,821	UBS AG	9/15/23	(9,843,226)
GBP	4,866,164	USD	6,260,960	Bank of America N.A.	9/15/23	(14,765)
GBP	44,902	USD	56,516	Goldman Sachs & Co.	9/15/23	1,120
GBP	4,661,957	USD	5,983,162	JPMorgan Chase Bank N.A.	9/15/23	913
GBP	1,130,443	USD	1,435,423	UBS AG	9/15/23	15,611
USD	12,677,509	GBP	9,819,931	Bank of America N.A.	9/15/23	72,672
USD	110,033,185	GBP	87,511,630	Goldman Sachs & Co.	9/15/23	(2,296,509)
USD	1,158,356	GBP	902,751	Goldman Sachs & Co.	9/15/23	(413)
USD	1,512,597	GBP	1,207,137	JPMorgan Chase Bank N.A.	9/15/23	(36,881)
USD	324,214	GBP	254,119	Morgan Stanley	9/15/23	(1,972)
USD	9,062,511	IDR	134,832,040,484	Goldman Sachs & Co.	9/15/23	138,541
USD	6,075,063	ILS	22,058,555	Goldman Sachs & Co.	9/15/23	65,653
JPY	103,622,856	USD	738,483	JPMorgan Chase Bank N.A.	9/15/23	(5,111)
JPY	72,008,156	USD	506,151	Morgan Stanley	9/15/23	3,473
USD	89,505,673	JPY	12,254,221,733	Bank of America N.A.	9/15/23	2,778,699
USD	1,138,046	JPY	162,403,041	JPMorgan Chase Bank N.A.	9/15/23	(11,331)
USD	932,191	JPY	129,732,201	Morgan Stanley	9/15/23	14,036
USD	8,735,796	MXN	154,898,414	UBS AG	9/15/23	(442,040)
USD	4,981,796	MYR	22,761,827	Goldman Sachs & Co.	9/15/23	(81,941)
NZD	8,916,974	USD	5,591,221	Bank of America N.A.	9/15/23	(52,549)
NZD	514,610	USD	316,999	Morgan Stanley	9/15/23	2,645
NZD	591,199	USD	366,338	Morgan Stanley	9/15/23	879
USD	9,139,106	NZD	14,854,630	JPMorgan Chase Bank N.A.	9/15/23	(87,671)
USD	12,794,207	NZD	20,344,271	Morgan Stanley	9/15/23	157,605
USD	71,664,597	NZD	117,576,428	UBS AG	9/15/23	(1,366,603)

USD	958,238	NZD	1,507,453	UBS AG	9/15/23	21,902
USD	2,789,182	PLN	11,653,952	Goldman Sachs & Co.	9/15/23	(113,808)
USD	24,950,915	RON	111,657,292	Goldman Sachs & Co.	9/15/23	96,210
USD	2,688,616	SEK	27,420,861	Morgan Stanley	9/15/23	78,131
USD	1,659,141	SEK	17,827,998	UBS AG	9/15/23	(38,097)
USD	3,213,406	SGD	4,299,602	Bank of America N.A.	9/15/23	(26,710)
USD	2,180,250	THB	76,777,518	Goldman Sachs & Co.	9/15/23	(71,956)
USD	5,632,475	THB	193,638,869	UBS AG	9/15/23	(47,764)
						$(12,851,849)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	62	September 2023	$7,900,108	$(56,668)
Euro-Bund 10-Year Bonds	297	September 2023	43,431,365	(247,003)
Euro-Buxl 30-Year Bonds	26	September 2023	3,847,240	(29,530)
Japanese 10-Year Government Bonds	50	September 2023	51,593,856	(386,954)
Korean Treasury 10-Year Bonds	350	September 2023	30,223,591	(270,758)
U.K. Gilt 10-Year Bonds	178	September 2023	21,959,572	164,263
U.S. Treasury 2-Year Notes	1,123	September 2023	228,004,094	(1,914,105)
U.S. Treasury 5-Year Notes	2,066	September 2023	220,690,767	(3,572,614)
U.S. Treasury 10-Year Notes	748	September 2023	83,331,875	(917,396)
U.S. Treasury 10-Year Ultra Notes	66	September 2023	7,720,969	(125,707)
U.S. Treasury Long Bonds	51	September 2023	6,346,312	(13,381)
U.S. Treasury Ultra Bonds	99	September 2023	13,089,656	(189,642)
			$718,139,405	$(7,559,495)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$43,374,870	$(581,291)	$(1,331,198)	$(1,912,489)
Markit CDX North America High Yield Index Series 40	Buy	(5.00)%	6/20/28	$23,242,000	(562,608)	(389,545)	(952,153)
					$(1,143,899)	$(1,720,743)	$(2,864,642)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$8,350,000	$100	$36,279	$36,379
CPURNSA	Receive	2.97%	10/14/23	$12,850,000	105	52,732	52,837
CPURNSA	Receive	2.97%	10/14/23	$12,850,000	105	52,732	52,837
					$310	$141,743	$142,053

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CNY	–	Chinese Yuan
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
JPY	–	Japanese Yen
LIBOR	–	London Interbank Offered Rate
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
RON	–	New Romanian Leu
SEK	–	Swedish Krona
SEQ	–	Sequential Payer
SGD	–	Singapore Dollar
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	–	Thai Baht
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $551,648,491, which represented 22.1% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $14,581,572.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$880,419,544	—
Corporate Bonds	—	553,029,339	—
U.S. Treasury Securities	—	272,861,949	—
U.S. Government Agency Mortgage-Backed Securities	—	251,675,162	—
Collateralized Loan Obligations	—	145,532,268	—
Asset-Backed Securities	—	72,699,700	—
Preferred Stocks	—	69,546,194	—
Commercial Mortgage-Backed Securities	—	39,627,248	—
Collateralized Mortgage Obligations	—	34,833,798	—
U.S. Government Agency Securities	—	13,144,888	—
Municipal Securities	—	11,616,640	—
Short-Term Investments	—	157,662,810	—
	—	$2,502,649,540	—
Other Financial Instruments
Futures Contracts	—	$164,263	—
Swap Agreements	—	142,053	—
Forward Foreign Currency Exchange Contracts	—	4,174,597	—
	—	$4,480,913	—
Liabilities
Other Financial Instruments
Futures Contracts	$6,732,845	$990,913	—
Swap Agreements	—	2,864,642	—
Forward Foreign Currency Exchange Contracts	—	17,026,446	—
	$6,732,845	$20,882,001	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.